Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MUNICIPAL BOND FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 18, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2015